Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

10. EARNINGS PER SHARE

The rights of the holder of Class A and Class B ordinary shares were identical for all periods presented, except with respect to voting and conversion rights, and therefore, the undistributed earnings were allocated on a proportionate basis and the resulting earnings per share attributable to ordinary shareholders were the same for both Class A and Class B ordinary shares on an individual or combined basis. Diluted earnings per share reflects the Series C and Series C+ convertible redeemable preferred shares converted into ordinary shares. The following table sets forth the computation of basic net loss per share for the following periods:

	Six Months End June 30,
	2024	2025
	RMB	RMB	USD

Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to Youlife Group Inc.	992	37,716	5,265
Denominator:
Basic Weighted average number of shares outstanding[1]	45,292,909	45,292,909	45,292,909
Basic net earnings per share	0.02	0.83	0.12
Diluted Weighted average number of shares outstanding[1]	70,000,000	70,000,000	70,000,000
Diluted net earnings per share	0.01	0.54	0.08

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.